Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–89.12%
Australia–3.31%
Altium Ltd.	181	$4,709
Beach Energy Ltd.	16,274	28,445
BHP Group PLC	2,485	54,428
Fortescue Metals Group Ltd.	7,783	58,316
Magellan Financial Group Ltd.	332	14,540
Rio Tinto Ltd.	240	15,632
Rio Tinto PLC	115	6,197
Telstra Corp. Ltd.	5,065	12,770
Woolworths Group Ltd.	431	11,819
		206,856
Austria–0.87%
BAWAG Group AG(a)(b)	141	6,096
Wienerberger AG	1,686	47,901
		53,997
Belgium–1.24%
Barco N.V.	171	42,558
Dieteren S.A./N.V.	386	24,906
Telenet Group Holding N.V.	218	10,104
		77,568
Canada–4.34%
B2Gold Corp.	2,580	11,171
BRP, Inc.	1,215	62,026
Centerra Gold, Inc.(b)	1,284	10,284
CGI, Inc., Class A(b)	406	31,087
Crescent Point Energy Corp.	3,134	10,325
Enerplus Corp.	616	3,142
Gibson Energy, Inc.	977	19,608
Kinross Gold Corp.(b)	3,356	17,016
Seven Generations Energy Ltd., Class A(b)	2,246	11,269
Teck Resources Ltd., Class B	1,992	25,739
TFI International, Inc.	693	22,192
Thomson Reuters Corp.	589	47,351
		271,210
Colombia–0.45%
Parex Resources, Inc.(b)	1,790	28,336
Denmark–2.30%
AP Moller - Maersk A/S, Class B	25	29,961
Carlsberg A/S, Class B	381	55,751
Novo Nordisk A/S, Class B	76	4,640
Pandora A/S	490	25,323
Vestas Wind Systems A/S	281	28,021
		143,696
Finland–0.57%
Metso OYJ	283	10,041
Valmet OYJ	1,165	25,289
		35,330
France–2.03%
Air France-KLM(b)	286	2,658
Shares		Value
France–(continued)
Alstom S.A.	152	$8,098
CGG S.A.(b)	4,138	11,758
Dassault Aviation S.A.	26	31,768
Faurecia S.A.	665	31,751
Kering S.A.	18	11,056
L’Oreal S.A.	56	15,692
Valeo S.A.	465	13,853
		126,634
Germany–3.23%
adidas AG	123	38,935
CANCOM SE	284	16,943
HeidelbergCement AG	118	8,020
Hella GmbH & Co. KGaA	308	14,539
HOCHTIEF AG	183	21,174
Porsche Automobil Holding SE, Preference Shares	538	36,486
Puma SE	119	9,561
RWE AG	691	24,035
Schaeffler AG, Preference Shares	2,775	27,920
Varta AG(b)	49	4,183
		201,796
Hong Kong–0.87%
HKT Trust & HKT Ltd.	2,000	2,985
Kerry Properties Ltd.	2,000	5,559
Melco International Development Ltd.	12,000	25,936
Melco Resorts & Entertainment Ltd., ADR	157	3,167
WH Group Ltd.	17,500	16,580
		54,227
Ireland–0.45%
AerCap Holdings N.V.(b)	491	27,796
Israel–0.49%
Teva Pharmaceutical Industries Ltd.(b)	2,972	30,764
Italy–0.52%
Azimut Holding S.p.A.	469	11,524
Buzzi Unicem S.p.A.	899	20,949
		32,473
Japan–16.91%
Advantest Corp.	100	5,271
Aeon Mall Co. Ltd.	800	13,309
AGC, Inc.	1,400	46,949
Amada Holdings Co. Ltd.	2,900	30,201
Astellas Pharma, Inc.	500	8,859
Brother Industries Ltd.	1,000	19,335
Citizen Watch Co. Ltd.	7,700	37,007
Dai Nippon Printing Co. Ltd.	2,100	58,085
Daicel Corp.	1,900	17,925
Daiwa House Industry Co. Ltd.	1,800	56,631
DeNA Co. Ltd.	600	9,897
Electric Power Development Co. Ltd.	400	9,006
Haseko Corp.	800	10,421
Ibiden Co. Ltd.	800	18,427

See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Shares		Value
Japan–(continued)
ITOCHU Corp.	2,200	$51,331
JTEKT Corp.	1,900	20,033
Kobe Steel Ltd.	3,400	15,482
Konica Minolta, Inc.	5,800	35,913
Marubeni Corp.	5,600	40,192
Mazda Motor Corp.	1,000	8,325
Medipal Holdings Corp.	400	8,492
Mitsubishi Gas Chemical Co., Inc.	1,300	19,597
Mitsubishi Heavy Industries Ltd.	1,000	36,253
Mitsui & Co. Ltd.	3,200	56,970
Morinaga Milk Industry Co. Ltd.	200	7,672
Nihon Unisys Ltd.	200	6,115
Nippon Electric Glass Co. Ltd.	700	13,457
Nippon Express Co. Ltd.	400	20,807
Nissan Motor Co. Ltd.	3,500	19,001
Nitto Denko Corp.	400	22,066
Nomura Real Estate Holdings, Inc.	1,200	29,570
Nomura Research Institute Ltd.	400	8,862
Seino Holdings Co. Ltd.	4,300	54,857
Sojitz Corp.	16,500	52,009
SUMCO Corp.	800	12,322
Sumitomo Chemical Co. Ltd.	9,100	38,660
Suzuken Co. Ltd.	800	30,612
Toppan Printing Co. Ltd.	2,800	55,694
Z Holdings Corp.	12,900	50,660
		1,056,275
Jordan–0.57%
Hikma Pharmaceuticals PLC	1,479	35,868
Netherlands–1.36%
Altice Europe N.V.(b)	2,943	18,937
ASM International N.V.	172	20,884
Intertrust N.V.(a)	1,035	18,394
NXP Semiconductors N.V.	47	5,962
SBM Offshore N.V.	221	3,799
Signify N.V.	503	16,753
		84,729
Norway–0.18%
Orkla ASA	1,177	11,436
Puerto Rico–0.87%
Popular, Inc.	970	54,281
Spain–0.77%
ACS Actividades de Construccion y Servicios S.A.	513	17,012
Applus Services S.A.	1,020	11,826
CIE Automotive S.A.	871	19,032
		47,870
Sweden–3.50%
Atlas Copco AB, Class A	1,415	50,208
Boliden AB(b)	2,233	53,159
Bravida Holding AB(a)	435	3,971
Evolution Gaming Group AB(a)	701	21,682
Getinge AB, Class B	592	10,112
Hennes & Mauritz AB, Class B	1,562	34,315
Loomis AB, Class B	566	20,522
Sandvik AB	692	12,644
Shares		Value
Sweden–(continued)
Skanska AB, Class B	519	$11,993
		218,606
Switzerland–1.38%
Galenica AG(a)(b)	66	4,503
Landis+Gyr Group AG(b)	107	9,824
Novartis AG	138	13,054
Roche Holding AG	175	58,898
		86,279
United Kingdom–4.61%
Auto Trader Group PLC(a)	5,308	39,042
Avast PLC(a)	4,574	25,610
Dialog Semiconductor PLC(b)	937	41,316
Drax Group PLC	4,182	15,004
Firstgroup PLC(b)	5,282	8,635
GlaxoSmithKline PLC	705	16,554
Greggs PLC	983	29,195
Liberty Global PLC, Class C(b)	223	4,344
Marshalls PLC	1,042	10,848
Moneysupermarket.com Group PLC	3,505	14,994
Next PLC	134	12,146
Pets at Home Group PLC	6,048	22,565
Spirent Communications PLC	4,368	12,801
Ultra Electronics Holdings PLC	457	13,635
Vodafone Group PLC	7,736	15,221
William Hill PLC	2,695	6,155
		288,065
United States–38.30%
Aaron’s, Inc.	588	34,904
AbbVie, Inc.	213	17,257
Acuity Brands, Inc.	33	3,890
AGCO Corp.	321	22,515
Akamai Technologies, Inc.(b)	487	45,461
Alexion Pharmaceuticals, Inc.(b)	516	51,285
Allison Transmission Holdings, Inc.	363	16,045
Ally Financial, Inc.	981	31,421
Altice USA, Inc., Class A(b)	122	3,338
AMC Networks, Inc., Class A(b)	78	2,854
AmerisourceBergen Corp.	133	11,379
Amgen, Inc.	241	52,068
Applied Materials, Inc.	77	4,465
Aramark	80	3,531
Arrowhead Pharmaceuticals, Inc.(b)	81	3,395
AT&T, Inc.	448	16,854
Athene Holding Ltd., Class A(b)	280	12,197
AutoNation, Inc.(b)	279	11,841
AutoZone, Inc.(b)	18	19,043
Avis Budget Group, Inc.(b)	111	3,641
Bed Bath & Beyond, Inc.	303	4,318
Biogen, Inc.(b)	199	53,501
Booking Holdings, Inc.(b)	9	16,475
Brighthouse Financial, Inc.(b)	247	9,608
Brixmor Property Group, Inc.	141	2,814
Cabot Oil & Gas Corp.	713	10,046
Cadence Design Systems, Inc.(b)	273	19,686
Carlisle Cos., Inc.	247	38,589
CenturyLink, Inc.	679	9,275
CF Industries Holdings, Inc.	925	37,259
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Shares		Value
United States–(continued)
Ciena Corp.(b)	100	$4,067
Cirrus Logic, Inc.(b)	277	21,276
Cisco Systems, Inc.	249	11,447
ConocoPhillips	323	19,196
CoreCivic, Inc.	433	6,906
Cummins, Inc.	157	25,115
CyberArk Software Ltd.(b)	424	58,609
DaVita, Inc.(b)	170	13,578
DENTSPLY SIRONA, Inc.	767	42,952
Devon Energy Corp.	962	20,895
DISH Network Corp., Class A(b)	257	9,447
Dover Corp.	221	25,161
eBay, Inc.	1,670	56,045
EchoStar Corp., Class A(b)	194	7,742
EMCOR Group, Inc.	126	10,353
Equity LifeStyle Properties, Inc.	488	35,502
Equity Residential	95	7,893
Essex Property Trust, Inc.	191	59,164
Exelixis, Inc.(b)	396	6,811
Expedia Group, Inc.	68	7,375
F.N.B. Corp.	567	6,617
First Horizon National Corp.	1,501	24,016
FleetCor Technologies, Inc.(b)	26	8,196
Ford Motor Co.	3,381	29,820
Fortinet, Inc.(b)	245	28,263
General Mills, Inc.	110	5,744
General Motors Co.	502	16,762
Genpact Ltd.	218	9,651
Gentex Corp.	171	5,091
Gilead Sciences, Inc.	894	56,501
Helmerich & Payne, Inc.	141	5,718
Herman Miller, Inc.	145	5,604
Hewlett Packard Enterprise Co.	1,932	26,913
HollyFrontier Corp.	809	36,340
HP, Inc.	819	17,461
Huntsman Corp.	976	20,067
Incyte Corp.(b)	617	45,084
Investors Bancorp, Inc.	296	3,577
Ionis Pharmaceuticals, Inc.(b)	57	3,324
Jabil, Inc.	718	27,923
Johnson Controls International PLC	94	3,708
JPMorgan Chase & Co.	81	10,721
Kansas City Southern	22	3,711
Kimberly-Clark Corp.	84	12,032
Lam Research Corp.	54	16,103
Laureate Education, Inc., Class A(b)	262	5,460
Leidos Holdings, Inc.	65	6,531
Life Storage, Inc.	284	32,143
Manhattan Associates, Inc.(b)	47	4,017
MasTec, Inc.(b)	555	32,051
McKesson Corp.	379	54,049
Mid-America Apartment Communities, Inc.	436	59,824
Shares		Value
United States–(continued)
Murphy Oil Corp.	344	$7,210
Murphy USA, Inc.(b)	45	4,598
Navient Corp.	4,147	59,634
New York Community Bancorp, Inc.	1,709	18,902
NortonLifeLock, Inc.	405	11,510
NVR, Inc.(b)	3	11,451
OneMain Holdings, Inc.	1,175	49,785
Oracle Corp.	362	18,987
Owens Corning	61	3,690
Patterson-UTI Energy, Inc.	3,303	26,226
Procter & Gamble Co. (The)	211	26,295
PulteGroup, Inc.	101	4,510
Qorvo, Inc.(b)	63	6,669
Regeneron Pharmaceuticals, Inc.(b)	88	29,739
Reliance Steel & Aluminum Co.	141	16,187
Retail Properties of America, Inc., Class A	1,473	17,897
SBA Communications Corp., Class A	66	16,471
Scotts Miracle-Gro Co. (The)	82	10,065
Seagate Technology PLC	663	37,784
Sinclair Broadcast Group, Inc., Class A	149	4,458
Synaptics, Inc.(b)	123	8,203
Synopsys, Inc.(b)	187	27,584
Target Corp.	376	41,638
TEGNA, Inc.	1,387	23,440
Tenet Healthcare Corp.(b)	509	16,105
Teradyne, Inc.	153	10,096
Vertex Pharmaceuticals, Inc.(b)	99	22,478
Washington Federal, Inc.	284	9,656
Western Union Co. (The)	972	26,147
World Fuel Services Corp.	899	35,169
Wyndham Destinations, Inc.	79	3,834
Xerox Holdings Corp.	1,514	53,853
Zebra Technologies Corp., Class A(b)	104	24,858
Zillow Group, Inc., Class A(b)	806	37,237
Zynga, Inc., Class A(b)	4,650	27,993
		2,391,870
Total Common Stocks & Other Equity Interests (Cost $5,090,298)		5,565,962
Money Market Funds–6.39%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	139,649	139,649
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)	99,685	99,724
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	159,598	159,598
Total Money Market Funds (Cost $398,970)		398,971
TOTAL INVESTMENTS IN SECURITIES—95.51% (Cost $5,489,268)		5,964,933
OTHER ASSETS LESS LIABILITIES–4.49%		280,265
NET ASSETS–100.00%		$6,245,198
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $119,298, which represented 1.91% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(1)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value(2)(3)	Unrealized Appreciation(2)(3)	Net Value of Reference Entities
Equity Risk
Australia Equity Securities - Short	Morgan Stanley & Co. LLC	01/22/2021	Federal Funds floating rate	Monthly	$(92,861)	$—	$1,708	$1,708	$(91,177)
Canada Equity Securities - Short	Morgan Stanley & Co. LLC	01/22/2021	Federal Funds floating rate	Monthly	(368,748)	—	10,295	10,295	(357,679)
Denmark Equity Securities - Short	Morgan Stanley & Co. LLC	01/22/2021	Federal Funds floating rate	Monthly	(131,235)	—	1,117	1,117	(130,160)
Euro Area Equity Securities - Short	Morgan Stanley & Co. LLC	01/22/2021	Federal Funds floating rate	Monthly	(800,245)	—	31,126	31,126	(756,569)
Hong Kong Equity Securities - Short	Morgan Stanley & Co. LLC	08/16/2021	Federal Funds floating rate	Monthly	(43,744)	—	1,789	1,789	(41,966)
Japan Equity Securities - Short	Morgan Stanley & Co. LLC	01/22/2021	Federal Funds floating rate	Monthly	(1,100,952)	—	39,351	39,351	(1,060,781)
Norway Equity Securities - Short	Morgan Stanley & Co. LLC	01/22/2021	Federal Funds floating rate	Monthly	(69,620)	—	4,030	4,030	(65,612)
Singapore Equity Securities - Short	Morgan Stanley & Co. LLC	01/22/2021	Federal Funds floating rate	Monthly	(3,354)	—	265	265	(3,090)
Spain Equity Securities - Short	Morgan Stanley & Co. LLC	02/22/2021	Federal Funds floating rate	Monthly	(51,986)	—	137	137	(64,669)
Sweden Equity Securities - Short	Morgan Stanley & Co. LLC	01/22/2021	Federal Funds floating rate	Monthly	(187,909)	—	4,947	4,947	(183,021)
Switzerland Equity Securities - Short	Morgan Stanley & Co. LLC	01/22/2021	Federal Funds floating rate	Monthly	(59,811)	—	3,332	3,332	(56,498)
United Kingdom Equity Securities - Short	Morgan Stanley & Co. LLC	01/22/2021	Federal Funds floating rate	Monthly	(338,540)	—	9,728	9,728	(328,933)
United States Equity Securities - Short	Morgan Stanley & Co. LLC	12/22/2021	Federal Funds floating rate	Monthly	(2,569,568)	—	110,419	110,419	(2,458,205)
Total — Total Return Swap Agreements						$—	$218,244	$218,244	$(5,598,360)

(1)	The Fund receives or pays the total return on the short positions underlying the total return swap and receives a specific Federal Funds floating rate. The total return swaps are settled in U.S. Dollars.
(2)	Amount includes $(1,969) of dividends payable and financing fees related to the reference entities.
(3)	Swap agreements are collateralized by $47,198 cash held with Morgan Stanley & Co. LLC, the Counterparty.
The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of January 31, 2020.
	Shares	Value	Percentage of Reference Entities
Equity Securities - Short
Australia
Computershare Ltd.	(320)	$ (3,854)	0.07
Crown Resorts Ltd.	(1,647)	(12,899)	0.24
CSL Ltd.	(57)	(11,906)	0.21
Link Administration Holdings Ltd.	(3,801)	(17,327)	0.28
South32 Ltd.	(3,137)	(5,544)	0.10
	Shares	Value	Percentage of Reference Entities
Australia—(continued)
Star Entertainment Group Ltd. (The)	(1,348)	$ (3,772)	0.07
Tabcorp Holdings Ltd.	(8,374)	(26,290)	0.47
Westpac Banking Corp.	(570)	(9,585)	0.17
		(91,177)
Austria
ANDRITZ AG	(462)	(18,220)	0.33

See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Belgium
Argenx SE	(165)	$ (23,807)	0.44
Umicore S.A.	(800)	(36,883)	0.65
		(60,690)
Canada
Algonquin Power & Utilities Corp.	(549)	(8,405)	0.14
BlackBerry Ltd.	(5,632)	(34,301)	0.64
Bombardier, Inc., Class B	(15,186)	(14,114)	0.25
Canadian Imperial Bank of Commerce	(290)	(23,649)	0.41
Canadian National Railway Co.	(476)	(44,482)	0.77
CCL Industries, Inc., Class B	(123)	(5,187)	0.09
IAMGOLD Corp.	(972)	(2,901)	0.05
Novagold Resources, Inc.	(2,718)	(24,789)	0.41
PrairieSky Royalty Ltd.	(1,086)	(11,907)	0.22
Premium Brands Holdings Corp.	(205)	(15,095)	0.25
Rogers Communications, Inc., Class B	(870)	(43,559)	0.76
Shaw Communications, Inc., Class B	(584)	(11,412)	0.20
SNC-Lavalin Group, Inc.	(796)	(18,309)	0.33
Vermilion Energy, Inc.	(2,852)	(41,162)	0.78
Waste Connections, Inc.	(606)	(58,407)	1.02
		(357,679)
Denmark
ALK-Abello A/S	(22)	(5,877)	0.11
Chr Hansen Holding A/S	(439)	(32,759)	0.57
Demant A/S	(888)	(28,863)	0.50
FLSmidth & Co. A/S	(388)	(13,331)	0.25
Genmab A/S	(128)	(29,588)	0.51
Novozymes A/S, Class B	(378)	(19,742)	0.32
		(130,160)
Finland
Nokia OYJ	(14,503)	(56,610)	1.03
Stora Enso OYJ	(243)	(3,169)	0.06
Wartsila OYJ Abp	(1,764)	(21,667)	0.37
		(81,446)
France
Accor S.A.	(148)	(6,078)	0.11
Getlink SE	(1,941)	(34,335)	0.57
Groupe ADP	(116)	(21,999)	0.39
JCDecaux S.A.	(415)	(11,129)	0.20
Remy Cointreau S.A.	(178)	(18,794)	0.39
Renault S.A.	(717)	(28,026)	0.53
Rubis S.C.A.	(257)	(15,919)	0.28
SOITEC	(46)	(4,359)	0.07
TechnipFMC PLC	(700)	(11,276)	0.23
		(151,915)
	Shares	Value	Percentage of Reference Entities
Germany
Aroundtown S.A.	(5,397)	$ (51,093)	0.84
Bayer AG	(93)	(7,534)	0.13
Daimler AG	(1,078)	(49,980)	0.93
Delivery Hero SE	(680)	(52,504)	0.89
Grand City Properties S.A.	(516)	(13,231)	0.23
Infineon Technologies AG	(1,031)	(22,384)	0.42
MorphoSys AG	(273)	(34,274)	0.62
QIAGEN N.V.	(616)	(20,604)	0.37
Rocket Internet SE	(328)	(7,683)	0.14
thyssenkrupp AG	(3,285)	(40,677)	0.72
United Internet AG	(461)	(14,980)	0.27
		(314,944)
Hong Kong
CLP Holdings Ltd.	(500)	(5,224)	0.09
HK Electric Investments & HK Electric Investments Ltd.	(4,000)	(3,997)	0.07
Hong Kong & China Gas Co. Ltd. (The)	(17,000)	(32,745)	0.59
		(41,966)
Italy
Amplifon S.p.A.	(419)	(11,933)	0.22
Tenaris S.A.	(1,686)	(17,442)	0.33
		(29,375)
Japan
Ain Holdings, Inc.	(200)	(12,330)	0.20
Asahi Intecc Co. Ltd.	(200)	(5,620)	0.10
Daifuku Co. Ltd.	(800)	(49,689)	0.89
Daikin Industries Ltd.	(100)	(14,429)	0.25
FANUC Corp.	(100)	(18,753)	0.32
FP Corp.	(100)	(6,156)	0.10
GMO Payment Gateway, Inc.	(200)	(13,124)	0.24
Hitachi Construction Machinery Co. Ltd.	(100)	(2,764)	0.05
Hitachi Metals Ltd.	(1,300)	(20,420)	0.35
Hoshizaki Corp.	(200)	(18,642)	0.32
Idemitsu Kosan Co. Ltd.	(700)	(17,863)	0.32
Japan Exchange Group, Inc.	(1,300)	(23,803)	0.41
Kansai Paint Co. Ltd.	(900)	(21,978)	0.38
Keihan Holdings Co. Ltd.	(200)	(9,164)	0.16
Keyence Corp.	(100)	(34,488)	0.62
Koito Manufacturing Co. Ltd.	(500)	(22,219)	0.40
M3, Inc.	(1,500)	(44,576)	0.76
Makita Corp.	(800)	(31,415)	0.51
Maruichi Steel Tube Ltd.	(200)	(5,648)	0.10
MISUMI Group, Inc.	(1,000)	(25,573)	0.47
Mitsui Mining & Smelting Co. Ltd.	(500)	(12,154)	0.22
Miura Co. Ltd.	(200)	(7,106)	0.12
MonotaRO Co. Ltd.	(1,600)	(39,455)	0.68
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Japan—(continued)
Nexon Co. Ltd.	(800)	$ (10,964)	0.19
Nidec Corp.	(400)	(51,830)	0.98
Nifco, Inc.	(400)	(10,706)	0.18
Nihon M&A Center, Inc.	(800)	(23,478)	0.50
Nippon Paint Holdings Co. Ltd.	(100)	(4,873)	0.09
Nippon Shinyaku Co. Ltd.	(300)	(27,078)	0.48
Nissan Chemical Corp.	(400)	(16,926)	0.30
Nitori Holdings Co. Ltd.	(300)	(47,026)	0.81
Odakyu Electric Railway Co. Ltd.	(700)	(15,737)	0.27
Recruit Holdings Co. Ltd.	(200)	(7,944)	0.14
Relo Group, Inc.	(400)	(10,898)	0.19
Ryohin Keikaku Co. Ltd.	(2,000)	(33,999)	0.64
Sharp Corp.	(2,700)	(37,925)	0.72
Shimadzu Corp.	(900)	(25,915)	0.46
Shimano, Inc.	(200)	(31,120)	0.55
SMC Corp.	(100)	(44,511)	0.83
SoftBank Group Corp.	(200)	(8,350)	0.15
Sotetsu Holdings, Inc.	(100)	(2,712)	0.05
Suzuki Motor Corp.	(800)	(37,152)	0.63
Takeda Pharmaceutical Co. Ltd.	(800)	(31,209)	0.55
TechnoPro Holdings, Inc.	(200)	(13,622)	0.24
Toho Gas Co. Ltd.	(100)	(3,918)	0.07
TOTO Ltd.	(600)	(25,057)	0.46
Toyo Tire Corp.	(1,000)	(12,764)	0.23
Trend Micro, Inc.	(200)	(10,632)	0.18
Yakult Honsha Co. Ltd.	(100)	(5,122)	0.09
Yamaha Corp.	(100)	(5,224)	0.10
Yamaha Motor Co. Ltd.	(200)	(3,806)	0.07
Yaskawa Electric Corp.	(1,200)	(42,914)	0.77
		(1,060,781)
Netherlands
Akzo Nobel N.V.	(112)	(10,595)	0.19
Boskalis Westminster	(494)	(11,599)	0.21
Galapagos N.V.	(148)	(33,173)	0.60
IMCD N.V.	(272)	(23,545)	0.42
Koninklijke Vopak N.V.	(75)	(4,024)	0.07
TKH Group N.V.	(111)	(5,889)	0.11
		(88,825)
Norway
Mowi ASA	(1,541)	(36,892)	0.65
Norsk Hydro ASA	(6,505)	(20,516)	0.40
Schibsted ASA, Class B	(288)	(8,204)	0.15
		(65,612)
Portugal
Jeronimo Martins SGPS S.A.	(647)	(11,154)	0.19
	Shares	Value	Percentage of Reference Entities
Singapore
Dairy Farm International Holdings Ltd.	(600)	$ (3,090)	0.06
Spain
Cellnex Telecom S.A.	(442)	(22,020)	0.37
Ferrovial S.A.	(939)	(29,846)	0.52
Grifols S.A.	(381)	(12,803)	0.23
		(64,669)
Sweden
Beijer Ref AB	(149)	(4,488)	0.08
BillerudKorsnas AB	(972)	(12,510)	0.19
Fabege AB	(748)	(12,848)	0.22
Hexagon AB, Class B	(975)	(53,192)	0.96
Husqvarna AB, Class B	(2,716)	(20,516)	0.38
NCC AB, Class B	(509)	(9,517)	0.15
Peab AB, Class B	(705)	(7,089)	0.12
Saab AB, Class B	(562)	(18,284)	0.34
Swedish Orphan Biovitrum AB	(853)	(15,253)	0.28
Tele2 AB, Class B	(1,655)	(24,996)	0.44
Telia Co. AB	(1,010)	(4,328)	0.07
		(183,021)
Switzerland
Cie Financiere Richemont S.A.	(285)	(20,901)	0.39
Clariant AG	(448)	(10,107)	0.18
Idorsia Ltd.	(461)	(14,818)	0.27
Kuehne + Nagel International AG	(32)	(5,183)	0.09
Mobimo Holding AG	(17)	(5,489)	0.10
		(56,498)
United Kingdom
Abcam PLC	(493)	(9,075)	0.16
Antofagasta PLC	(2,075)	(22,529)	0.42
ASOS PLC	(558)	(22,643)	0.38
Bunzl PLC	(644)	(16,710)	0.30
Capital & Counties Properties PLC	(3,890)	(12,513)	0.22
Cineworld Group PLC	(1,193)	(2,793)	0.05
Croda International PLC	(150)	(9,872)	0.17
Dechra Pharmaceuticals PLC	(343)	(12,881)	0.23
Fevertree Drinks PLC	(244)	(4,434)	0.09
Fresnillo PLC	(2,657)	(23,241)	0.38
Glencore PLC	(16,762)	(49,249)	0.89
Melrose Industries PLC	(8,622)	(26,551)	0.48
Ocado Group PLC	(2,043)	(33,007)	0.61
Renishaw PLC	(158)	(8,295)	0.13
Rolls-Royce Holdings PLC	(3,036)	(26,861)	0.44
Signature Aviation PLC	(2,555)	(9,825)	0.18
Spectris PLC	(99)	(3,459)	0.06
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
United Kingdom—(continued)
Weir Group PLC (The)	(1,966)	$ (34,995)	0.62
		(328,933)
United States
3M Co.	(36)	(5,712)	0.11
Acceleron Pharma, Inc.	(158)	(14,343)	0.14
Agios Pharmaceuticals, Inc.	(390)	(19,005)	0.36
Albemarle Corp.	(50)	(4,014)	0.07
Alnylam Pharmaceuticals, Inc.	(57)	(6,543)	0.11
American Airlines Group, Inc.	(742)	(19,915)	0.35
Amicus Therapeutics, Inc.	(1,077)	(9,521)	0.18
Apple Hospitality REIT, Inc.	(1,092)	(16,402)	0.30
Archer-Daniels-Midland Co.	(1,313)	(58,770)	1.01
Avanos Medical, Inc.	(387)	(10,658)	0.22
Avista Corp.	(127)	(6,458)	0.11
Bank of New York Mellon Corp. (The)	(365)	(16,345)	0.29
Bluebird Bio, Inc.	(210)	(16,735)	0.34
Blueprint Medicines Corp.	(119)	(7,551)	0.14
Boeing Co. (The)	(97)	(30,872)	0.52
Brunswick Corp.	(884)	(55,559)	0.91
BWX Technologies, Inc.	(350)	(22,257)	0.39
Cabot Microelectronics Corp.	(62)	(9,022)	0.17
Cantel Medical Corp.	(295)	(19,193)	0.34
Capri Holdings Ltd.	(302)	(9,048)	0.19
Carvana Co.	(249)	(19,733)	0.36
Catalent, Inc.	(199)	(12,159)	0.21
Centene Corp.	(63)	(3,957)	0.07
Cheniere Energy, Inc.	(891)	(52,783)	0.97
Cognex Corp.	(729)	(37,157)	0.73
Columbia Sportswear Co.	(102)	(9,580)	0.17
CommScope Holding Co., Inc.	(703)	(8,566)	0.18
Compass Minerals International, Inc.	(55)	(3,184)	0.06
Concho Resources, Inc.	(208)	(15,762)	0.31
Constellium SE	(239)	(2,715)	0.05
CoreSite Realty Corp.	(190)	(22,315)	0.38
Corning, Inc.	(1,294)	(34,537)	0.66
Cousins Properties, Inc.	(1,275)	(52,186)	0.90
Credit Acceptance Corp.	(47)	(20,162)	0.37
Cree, Inc.	(217)	(10,088)	0.19
Cullen/Frost Bankers, Inc.	(410)	(36,556)	0.67
Diamondback Energy, Inc.	(638)	(47,467)	0.94
Digital Realty Trust, Inc.	(325)	(39,972)	0.71
Diversified Healthcare Trust	(457)	(3,528)	0.06
Dolby Laboratories, Inc., Class A	(59)	(4,091)	0.07
Dominion Energy, Inc.	(112)	(9,604)	0.16
Dorman Products, Inc.	(201)	(14,030)	0.27
EPR Properties	(171)	(12,204)	0.21
Essential Utilities, Inc.	(76)	(3,947)	0.07
	Shares	Value	Percentage of Reference Entities
United States—(continued)
Exact Sciences Corp.	(139)	$ (12,966)	0.23
FactSet Research Systems, Inc.	(28)	(8,011)	0.13
Federal Realty Investment Trust	(106)	(13,252)	0.24
FedEx Corp.	(190)	(27,482)	0.51
FireEye, Inc.	(1,657)	(26,479)	0.47
First Interstate BancSystem, Inc., Class A	(234)	(9,009)	0.16
First Republic Bank	(185)	(20,513)	0.37
First Solar, Inc.	(835)	(41,399)	0.73
FirstCash, Inc.	(144)	(12,524)	0.21
Five Below, Inc.	(50)	(5,661)	0.10
Floor & Decor Holdings, Inc., Class A	(85)	(4,191)	0.07
Fortive Corp.	(99)	(7,418)	0.13
Fox Factory Holding Corp.	(247)	(16,258)	0.30
Gartner, Inc.	(255)	(40,999)	0.71
Globus Medical, Inc., Class A	(250)	(13,070)	0.23
Granite Construction, Inc.	(476)	(12,914)	0.22
Guidewire Software, Inc.	(345)	(38,812)	0.67
Healthcare Services Group, Inc.	(857)	(21,939)	0.40
Healthcare Trust of America, Inc., Class A	(97)	(3,107)	0.05
Hormel Foods Corp.	(82)	(3,875)	0.07
Howard Hughes Corp. (The)	(240)	(29,203)	0.51
ICU Medical, Inc.	(218)	(39,778)	0.73
II-VI, Inc.	(384)	(12,922)	0.25
Illumina, Inc.	(63)	(18,274)	0.36
Immunomedics, Inc.	(631)	(11,718)	0.20
Independent Bank Corp.	(137)	(9,891)	0.18
Insulet Corp.	(47)	(9,120)	0.15
International Flavors & Fragrances, Inc.	(204)	(26,746)	0.48
IPG Photonics Corp.	(252)	(32,173)	0.63
Iron Mountain, Inc.	(825)	(26,078)	0.45
Jack Henry & Associates, Inc.	(125)	(18,693)	0.32
Knight-Swift Transportation Holdings, Inc.	(318)	(11,791)	0.20
Lancaster Colony Corp.	(76)	(11,753)	0.21
Lennox International, Inc.	(64)	(14,911)	0.27
Liberty Broadband Corp., Class A	(120)	(15,791)	0.27
Littelfuse, Inc.	(107)	(18,929)	0.35
LivaNova PLC	(220)	(14,953)	0.28
LiveRamp Holdings, Inc.	(271)	(10,905)	0.20
Macerich Co. (The)	(488)	(10,887)	0.21
Mack-Cali Realty Corp.	(158)	(3,470)	0.06
Markel Corp.	(48)	(56,303)	0.98
Marriott Vacations Worldwide Corp.	(25)	(3,006)	0.05
Marsh & McLennan Cos., Inc.	(52)	(5,817)	0.10
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
United States—(continued)
Merit Medical Systems, Inc.	(385)	$ (14,022)	0.24
Moody’s Corp.	(27)	(6,933)	0.12
Mosaic Co. (The)	(399)	(7,916)	0.14
National Instruments Corp.	(282)	(12,586)	0.22
Nektar Therapeutics	(613)	(12,193)	0.23
Netflix, Inc.	(13)	(4,486)	0.07
New Relic, Inc.	(66)	(4,357)	0.08
Newmont Corp.	(403)	(18,159)	0.30
Novanta, Inc.	(178)	(16,150)	0.30
Nutanix, Inc., Class A	(697)	(22,632)	0.44
NVIDIA Corp.	(37)	(8,748)	0.16
Occidental Petroleum Corp.	(401)	(15,928)	0.30
Ollie’s Bargain Outlet Holdings, Inc.	(246)	(13,048)	0.23
ONEOK, Inc.	(346)	(25,905)	0.45
Palo Alto Networks, Inc.	(54)	(12,678)	0.23
Park Hotels & Resorts, Inc.	(646)	(14,173)	0.27
Pebblebrook Hotel Trust	(1,354)	(32,117)	0.59
PriceSmart, Inc.	(105)	(6,432)	0.12
Proto Labs, Inc.	(34)	(3,519)	0.06
PTC, Inc.	(62)	(5,153)	0.09
Pure Storage, Inc., Class A	(1,082)	(19,260)	0.35
Quidel Corp.	(51)	(3,917)	0.07
Rollins, Inc.	(1,022)	(38,785)	0.63
Sage Therapeutics, Inc.	(156)	(10,340)	0.19
Sarepta Therapeutics, Inc.	(165)	(19,133)	0.34
Simon Property Group, Inc.	(64)	(8,522)	0.16
Sirius XM Holdings, Inc.	(3,149)	(22,263)	0.39
Sonoco Products Co.	(346)	(19,770)	0.35
Splunk, Inc.	(30)	(4,658)	0.08
	Shares	Value	Percentage of Reference Entities
United States—(continued)
Sprouts Farmers Market, Inc.	(173)	$ (2,704)	0.05
STAG Industrial, Inc.	(144)	(4,643)	0.08
State Street Corp.	(170)	(12,857)	0.24
Tapestry, Inc.	(151)	(3,891)	0.07
Targa Resources Corp.	(1,159)	(42,303)	0.78
Taubman Centers, Inc.	(108)	(2,853)	0.06
Tesla, Inc.	(37)	(24,071)	0.36
Thor Industries, Inc.	(108)	(8,696)	0.15
Trinity Industries, Inc.	(454)	(9,230)	0.16
UGI Corp.	(351)	(14,598)	0.26
United Bankshares, Inc.	(517)	(17,733)	0.33
Urban Outfitters, Inc.	(252)	(6,451)	0.11
ViaSat, Inc.	(394)	(25,078)	0.47
VICI Properties, Inc.	(907)	(24,308)	0.41
Vulcan Materials Co.	(28)	(3,966)	0.07
Walt Disney Co. (The)	(338)	(46,749)	0.84
Wayfair, Inc., Class A	(353)	(33,076)	0.67
Webster Financial Corp.	(607)	(27,230)	0.54
Welbilt, Inc.	(872)	(13,158)	0.23
Westinghouse Air Brake Technologies Corp.	(277)	(20,459)	0.38
Wix.com Ltd.	(265)	(37,813)	0.64
Wolverine World Wide, Inc.	(346)	(10,923)	0.20
World Wrestling Entertainment, Inc., Class A	(285)	(13,931)	0.31
Xilinx, Inc.	(33)	(2,788)	0.06
Zillow Group, Inc., Class C	(1,249)	(57,716)	1.04
		(2,458,205)
Total Equity Securities - Short		$ (5,598,360)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$206,856	$—	$206,856
Austria	—	53,997	—	53,997
Belgium	—	77,568	—	77,568
Canada	271,210	—	—	271,210
Colombia	28,336	—	—	28,336
Denmark	—	143,696	—	143,696
Finland	—	35,330	—	35,330
France	—	126,634	—	126,634
Germany	—	201,796	—	201,796
Hong Kong	3,167	51,060	—	54,227
Ireland	27,796	—	—	27,796
Israel	—	30,764	—	30,764
Italy	—	32,473	—	32,473
Japan	—	1,056,275	—	1,056,275
Jordan	—	35,868	—	35,868
Netherlands	5,962	78,767	—	84,729
Norway	—	11,436	—	11,436
Puerto Rico	54,281	—	—	54,281
Spain	—	47,870	—	47,870
Sweden	—	218,606	—	218,606
Switzerland	—	86,279	—	86,279
United Kingdom	4,344	283,721	—	288,065
United States	2,391,870	—	—	2,391,870
Money Market Funds	398,971	—	—	398,971
Total Investments in Securities	3,185,937	2,778,996	—	5,964,933
Other Investments - Assets*
Swap Agreements	—	218,244	—	218,244
Total Investments	$3,185,937	$2,997,240	$—	$6,183,177

*	Unrealized appreciation.
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Global Market Neutral Fund